LEASES, Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Maturities of Lease Liabilities [Abstract]
2022	$ 17,231
2023	14,446
2024	13,514
2025	11,883
2026	11,948
Thereafter	14,067
Total undiscounted lease payments	83,089
Less: Interest	(8,605)
Present value of lease liabilities	$ 74,484